PROVISION FOR JUDICIAL LIABILITIES - Possible losses, civil and environmental (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) ha item lawsuit	Dec. 31, 2021 BRL (R$) lawsuit
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded | R$	R$ 12,937,551	R$ 11,443,483
Civil, environment and real estate
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded | R$	R$ 4,414,877	R$ 3,691,778
Civil, environment and real estate | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit	221	205
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded | R$	R$ 4,414,877	R$ 3,691,778
Civil and environment | Public Civil Claims, transportation of wood | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit	2
Civil and environment | Public Civil Claims, real properties acquired | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit	2
Civil and environment | Public Civil Claims, real properties acquired | Public Civil Claim 2
PROVISION FOR JUDICIAL LIABILITIES
Area blocked in preliminary injunction | ha	4,000
Civil and environment | Public Civil Claims, environmental lawsuit | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	1
Civil and environment | Public Civil Claims, administrative civil proceeding | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	1